INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES (Tables)	9 Months Ended
Sep. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates
A summary of investments in unconsolidated subsidiaries and affiliates as of September 30, 2021 and December 31, 2020 is as follows:

	September 30, 2021	December 31, 2020
	(in millions)
Equity method	$534	$514
Cost method	44	15
Total	$578	$529